Related Party Transactions (Details) (Evercore, USD $) In Thousands, unless otherwise specified	5 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Related party transactions
Engagement and other fees incurred	$ 2,750	$ 250
Maximum
Related party transactions
Engagement Fees	$ 3,000